ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS
Greenidge Generation Holdings Inc. (“Greenidge”) and Subsidiaries (collectively, the “Company”) owns and operates a vertically integrated bitcoin mining and power facility located in Dresden, New York. The Company’s bitcoin mining capacity generates revenue in the form of bitcoin and U.S. dollars by earning bitcoin with application-specific
integrated circuit computers (“ASICs” or “miners”) that are owned by the Company as rewards and transaction fees for supporting the global bitcoin network. Additionally, the Company generates revenues in U.S. dollars to a lesser extent from third parties for hosting and maintaining their ASICs. The Company also sells surplus electricity generated by its power plant, and not consumed in bitcoin mining operations, to the New York Independent System Operator (“NYISO”) power grid at prices set on a daily basis through the NYISO wholesale market. In addition, the Company receives revenues from the sale of its capacity and ancillary services in the NYISO wholesale market. The consolidated financial statements include the accounts of the following entities:

•	Greenidge (a Delaware corporation). Greenidge was formed in 2021 to oversee and manage the following entities:

•	Greenidge Generation Blocker Inc. (“GGB”), a Delaware corporation and a wholly owned subsidiary of Greenidge

•	Greenidge Generation Holdings LLC (“GGH”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Generation, LLC (“GG”), a New York limited liability company and a wholly owned subsidiary of Greenidge

•	Lockwood Hills, LLC (“LH”), a New York limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Solar, LLC (“GS”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Pipeline, LLC (“GP”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Pipeline Properties Corporation (“GPP”), a New York Corporation and a wholly owned subsidiary of Greenidge

•	Greenidge Markets and Trading, LLC (“GMT”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Secured Lending, LLC (“SL”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge

•	Greenidge Blocker Corp. (“Blocker”), a Delaware corporation and a consolidated variable interest entity

•	Greenidge Coin, LLC (“GC”), a Delaware limited liability company and a wholly owned subsidiary of Greenidge. In January 2021, GC merged into GG and GC was subsequently dissolved.
Variable Interest Entities
The Company evaluates its interests in variable interest entities (“VIE”) and will consolidate any VIE in which it has a controlling financial interest and is deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (1) the power to direct the activities of the VIE that most significantly impact its economic performance; and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could be significant to the VIE. If both characteristics are met, the Company considers itself to be the primary beneficiary and therefore will consolidate that VIE into its consolidated financial statements.

Consolidation of a Variable Interest Entity
On October 2, 2019, Blocker, a related entity through common ownership, purchased 15,000 preferred units of GC for $15,000. Blocker was formed for the sole purpose of making a capital investment into GC so that GC could then provide a loan to GGH. The purpose of the loan from GC to GGH was to fund the development of infrastructure necessary for the Company to commence its Bitcoin mining operations.
Accordingly, Blocker is deemed a VIE because Blocker’s operations consist of its investment in GC and consequently, Blocker relies on the operations of the Company to sustain future operating expenses. The Company is deemed the primary beneficiary of the VIE because it is the sole provider of financial support. Accordingly, as of October 2, 2019, the Company consolidated Blocker’s balance sheet and results of operations. On December 31, 2020, Blocker entered into a liquidating distribution agreement with GGH, effectively dissolving Blocker into GGH.
Plan of Merger
On March 19, 2021, the Company entered into a definitive agreement and plan of merger for a business combination with Support.com, Inc., a Delaware corporation (NASDAQ: SPRT).

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS
Greenidge Generation Holdings LLC and Subsidiaries (collectively, the “Company”) owns and operates a vertically integrated bitcoin mining and power generation facility located in Upstate, New York. The Company’s bitcoin mining capacity generates revenue in the form of bitcoin and U.S. dollars by earning bitcoin with application-specific integrated circuit computers (“ASICs” or “miners”) that are owned by the Company as rewards and transaction fees for supporting the global bitcoin network. Additionally, the Company generates revenues in U.S. dollars to a lesser extent from third parties for hosting and maintaining their ASICs. The Company also sells surplus electricity generated by its power plant, and not consumed in bitcoin mining operations, to New York State’s power grid at prices set on a daily basis through the NYISO wholesale market. In addition, Greenidge receives revenues from the sale of its capacity and ancillary services in the NYISO wholesale market. The consolidated financial statements include the accounts of the following entities:

•	Greenidge Generation Holdings LLC (“GGH”, a Delaware limited liability company). GGH was formed in 2014 to oversee and manage the following entities:

•	Greenidge Generation LLC (“GG”, a New York limited liability company, wholly-owned subsidiary of GGH);

•	Lockwood Hills LLC (“LH”, a New York limited liability company, wholly-owned subsidiary of GGH);

•	Greenidge Solar LLC (“GS”, a Delaware limited liability company, wholly-owned subsidiary of GGH);

•	Greenidge Pipeline LLC (“GP”, a Delaware limited liability company, wholly-owned subsidiary of GGH);

•	Greenidge Pipeline Properties Corporation (“GPP”, a New York Corporation, wholly-owned subsidiary of GGH);

•	Greenidge Markets and Trading LLC (“GMT”, a Delaware limited liability company, wholly-owned subsidiary of GGH);

•	Greenidge Secured Lending LLC (“SL”, a Delaware limited liability company, wholly-owned subsidiary of GGH);

•	Greenidge Blocker Corp. (“Blocker”, a Delaware corporation, consolidated variable interest entity); and

•	Greenidge Coin, LLC (“GC”, a Delaware limited liability company, wholly-owned subsidiary of GGH).
Variable Interest Entities
The Company evaluates its interests in variable interest entities (“VIE”) and will consolidate any VIE in which it has a controlling financial interest and is deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (1) the power to direct the activities of the VIE that most significantly impact its economic performance; and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could be significant to the VIE. If both of the characteristics are met, the Company considers itself to be the primary beneficiary and therefore will consolidate that VIE into its consolidated financial statements.

Consolidation of a Variable Interest Entity
On October 2, 2019, Greenidge Blocker Corp. (“Blocker”), a related entity through common ownership, purchased 15,000 preferred units of Greenidge Coin (“GC”) for $15,000. Blocker was formed for the sole purpose of making a capital investment into GC so that GC could then provide a loan to GGH. The purpose of the loan from GC to GGH was to fund the development of infrastructure necessary for the Company to commence its Bitcoin mining operations.
Accordingly, Blocker is deemed a VIE because Blocker’s operations consist of its investment in GC and consequently, Blocker relies on the operations of the Company to sustain future operating expenses. The Company is deemed the primary beneficiary of the VIE because it is the sole provider of financial support. Accordingly, as of October 2, 2019 the Company consolidated Blocker’s balance sheet and results of operations. On December 31, 2020, Blocker entered into a liquidating distribution agreement with GGH, effectively dissolving Blocker into GGH.